Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies.
Commitments and Contingencies

18.Commitments and Contingencies

Commitments

As of December 31, 2014 and 2015, capital commitment for purchase of property, plant and equipment were RMB 26,939,788 and RMB 5,213,968 ($802,940), respectively.

The Company did not have any significant lease commitment as of December 31, 2014 and 2015.

As of December 31, 2014 and 2015, purchase obligations for corn were RMB179,400,000 and nil, respectively.

Guarantees and Indemnities

The Company was a party to enter into contracts to indemnify third parties for certain liabilities, and as of December 31, 2014 and 2015, the Company guaranteed the third parties’ borrowings from the financial institutions amounting to RMB320,000,000 and RMB 425,000,000 ($65,449,058), respectively, as a guarantor. In most cases, the Company cannot estimate the potential amount of future payments under these indemnities until events arise that would result in a liability under the indemnities. The Company believes that the liabilities for potential future payments of these guarantees and indemnities are not probable.